Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Stock-Based Compensation Plans
Effect on net income	$ 7,772	$ 4,453	$ 14,769	$ 8,819
Cost of revenues
Stock-Based Compensation Plans
Effect on net income	632	375	1,124	692
Sales and marketing
Stock-Based Compensation Plans
Effect on net income	2,542	1,487	4,764	2,867
Research and development
Stock-Based Compensation Plans
Effect on net income	1,198	679	2,142	1,219
General and administrative
Stock-Based Compensation Plans
Effect on net income	$ 3,400	$ 1,912	$ 6,739	$ 4,041